Employee Future Benefits - Schedule of Expected Benefit Payments (Details) CAD in Millions	Dec. 31, 2017 CAD
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2018	CAD 134
2019	137
2020	142
2021	148
2022	156
2023-2027	860
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	66
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2018	23
2019	24
2020	25
2021	27
2022	29
2023-2027	160
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	CAD 36